Note 14 - Voyage Expenses and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Vessel Voyage and Operating Expenses [Text Block]
14.	Voyage Expenses and Vessel Operating Expenses

These consisted of:

	Year ended December 31,
	2021	2022	2023
Voyage expenses
Port charges and canal dues	253,855	523,943	665,090
Bunkers	370,879	1,952,911	619,285
Total	624,734	2,476,854	1,284,375

Vessel operating expenses
Crew wages and related costs	15,961,904	19,170,601	20,700,810
Insurance	2,917,042	4,364,430	4,788,264
Repairs and maintenance	1,247,176	1,563,886	1,607,116
Lubricants	2,471,994	3,426,772	3,916,827
Spares and consumable stores	5,784,004	7,443,502	8,625,958
Professional and legal fees	212,108	272,142	585,336
Other	1,145,209	1,425,858	1,779,844
Total	29,739,437	37,667,191	42,004,155